Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,521.98
Previously Paid Amount	1.14
Total Fee Amount	2.43
Total Offset Amount	0
Net Fee	$ 1.29
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A